Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Abstract]
Significant Accounting Policies
Note 1:  Summary of Significant Accounting Policies

eMagin Corporation (the "Company") designs, develops, manufactures, and markets OLED (organic light emitting diode) on silicon microdisplays and virtual imaging products which utilize OLED microdisplays. The Company's products are sold mainly in North America, Asia, and Europe.

Basis of Presentation

In the opinion of management, the accompanying unaudited condensed consolidated financial statements of eMagin Corporation and its subsidiary reflect all adjustments, including normal recurring accruals, necessary for a fair presentation.  All significant intercompany balances and transactions have been eliminated in consolidation.  Certain information and footnote disclosure normally included in annual financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to instructions, rules and regulations prescribed by the Securities and Exchange Commission.  The Company believes that the disclosures provided herein are adequate to make the information presented not misleading when these unaudited condensed consolidated financial statements are read in conjunction with the audited consolidated financial statements contained in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.  The results of operations for the period ended March 31, 2012 are not necessarily indicative of the results to be expected for the full year.  The consolidated condensed financial statements of December 31, 2011 are derived from audited financial statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2011.

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

In May 2011, the FASB issued an accounting standard update related to fair value measurements and disclosures to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with United States GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurement requirements, while other amendments change a principle or requirement for measuring fair value or for disclosing information about fair value measurements. Specifically, the guidance requires additional disclosures for fair value measurements that are based on significant unobservable inputs. On January 1, 2012, the Company adopted this guidance on a prospective basis and there was no impact on the Company's condensed consolidated financial statements.

Net Loss per Common Share

Basic loss per share is computed using the weighted average number of common shares outstanding during the period, and excludes any dilutive effects of common stock equivalent shares, such as stock options, warrants, and convertible preferred stock. Diluted loss per share is computed using the weighted average number of common shares outstanding and potentially dilutive common stock equivalent shares outstanding during the period. Common stock equivalent shares are excluded from the computation if their effect is anti-dilutive.

The Company's Series B Convertible Preferred stock ("Preferred Stock – Series B") is considered a participating security as the preferred stock participates in dividends with the common stock, which requires the use of the two-class method when computing basic and diluted earnings per share.  The Preferred Stock – Series B is not required to absorb any net loss.

For all periods presented, the Company has reported a net loss and as a result, basic and diluted net loss per common share are the same.  Therefore, in calculating net loss per share amounts, shares underlying the following potentially dilutive common stock equivalents were excluded from the calculation of diluted net income per common share because their effect was anti-dilutive for each of the periods presented.

	Three Months Ended March 31,
	2012	2011

Options	4,628,749	4,418,374
Warrants	1,000,000	2,205,001
Convertible preferred stock	7,545,333	7,572,000
Total	13,174,082	14,195,375

Note 2 - SIGNIFICANT ACCOUNTING POLICIES

Principles of consolidation

The accompanying consolidated financial statements include the accounts of eMagin Corporation and its wholly owned subsidiary. All intercompany transactions have been eliminated in consolidation.

Use of estimates

In accordance with accounting principles generally accepted in the United States of America, management utilizes certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an on-going basis, management evaluates its estimates and judgments related to, among others, allowance for doubtful accounts, warranty reserves, inventory reserves, stock-based compensation expense, deferred tax asset valuation allowances, litigation, fair value of financial instruments and other loss contingencies. Management bases its estimates and judgments on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates.

Revenue and cost recognition

Revenue is recognized when persuasive evidence of an arrangement exists, delivery has occurred, selling price is fixed or determinable and collection is reasonably assured. Product revenue is generally recognized when products are shipped to customers. The Company defers revenue recognition on products sold directly to the consumer with a maximum thirty day right of return. Revenue is recognized upon the expiration of the right of return.

The Company also earns revenues from certain R&D activities (contract revenues) under both firm fixed-price contracts and cost-type contracts. Revenues relating to firm fixed-price contracts and cost-type contracts are generally recognized on the percentage-of-completion method of accounting as costs are incurred (cost-to-cost basis). Contract costs include all direct material and labor costs and an allocation of allowable indirect costs as defined by each contract, as periodically adjusted to reflect revised agreed upon rates. These rates are subject to audit by the other party.

Product warranty

The Company offers a one-year product replacement warranty. In general, the standard policy is to repair or replace the defective products. The Company accrues for estimated returns of defective products at the time revenue is recognized based on historical activity as well as for specific known product issues. The determination of these accruals requires the Company to make estimates of the frequency and extent of warranty activity and estimate future costs to replace the products under warranty. If the actual warranty activity and/or repair and replacement costs differ significantly from these estimates, adjustments to cost of revenue may be required in future periods.

Research and development expenses

Research and development costs are expensed as incurred.

Cash and cash equivalents

All highly liquid instruments with an original maturity of three months or less at the date of purchase are considered to be cash equivalents.

Investments

Investments are certificates of deposit in financial institutions carried at cost on the accompanying balance sheet.

Accounts receivable

The majority of the Company's commercial accounts receivable are due from Original Equipment Manufacturers ("OEM's"). Credit is extended based on an evaluation of a customer's financial condition and, generally, collateral is not required. Accounts receivable are payable in U.S. dollars, are due within 30-90 days and are stated at amounts due from customers net of an allowance for doubtful accounts. Any account outstanding longer than the contractual payment terms is considered past due.

Allowance for doubtful accounts

The allowance for doubtful accounts reflects an estimate of probable losses inherent in the accounts receivable balance. The allowance is determined based on a variety of factors, including the length of time receivables are past due, historical experience, the customer's current ability to pay its obligation, and the condition of the general economy and the industry as a whole. The Company will record a specific reserve for individual accounts when the Company becomes aware of a customer's inability to meet its financial obligations, deterioration in the customer's operating results or financial position, or deterioration in the customer's credit history. If circumstances related to customers change, the Company would further adjust estimates of the recoverability of receivables. Account balances, when determined to be uncollectible, are charged against the allowance.

Inventory

Inventory is stated at the lower of cost or market. Cost is determined using the first-in first-out method. Cost includes materials, labor, and manufacturing overhead related to the purchase and production of inventories. The Company regularly reviews inventory quantities on hand, future purchase commitments with the Company's suppliers, and the estimated utility of the inventory. If the Company review indicates a reduction in utility below carrying value, the inventory is reduced to a new cost basis.

Equipment, furniture and leasehold improvements

Equipment, furniture and leasehold improvements are stated at cost. Depreciation on equipment is calculated using the straight-line method of depreciation over its estimated useful life. Amortization of leasehold improvements is calculated by using the straight-line method over the shorter of their estimated useful lives or lease terms. Expenditures for maintenance and repairs are charged to expense as incurred.

The Company performs impairment tests on its long-lived assets when circumstances indicate that their carrying amounts may not be recoverable. If required, recoverability is tested by comparing the estimated future undiscounted cash flows of the asset or asset group to its carrying value. Impairment losses, if any, are recognized based on the excess of the assets' carrying amounts over their estimated fair values.

Intangible assets

The Company's intangible assets consist of patents that are amortized over their estimated useful lives of fifteen years using the straight line method. Total intangible amortization expense was approximately $4 thousand for each of the years ended December 31, 2011, 2010, and 2009, respectively. The accumulated amortization as of December 31, 2011 was $30 thousand.

Advertising

Costs related to advertising and promotion of products are charged to sales and marketing expense as incurred. Advertising expense was $3 thousand, $4 thousand and $0 for the years ended December 31, 2011, 2010 and 2009.

Shipping and handling fees

The Company includes costs related to shipping and handling in cost of revenues.

Income taxes

The Company accounts for income taxes under an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been recognized in the Company's financial statements or tax returns. The effect on deferred tax assets and liabilities of changes in tax rates will be recognized as income or expense in the period that the change occurs. A valuation allowance for deferred tax assets is recorded when it is more likely than not that some or all of the benefit from the deferred tax asset will not be realized. Changes in circumstances, assumptions and clarification of uncertain tax regimes may require changes to any valuation allowances associated with the Company's deferred tax assets.

Due to the Company's operating loss carryforwards, all tax years remain open to examination by the major taxing jurisdictions to which the Company is subject. In the event that the Company is assessed interest or penalties at some point in the future, it will be classified in the financial statements as tax expense.

Net income (loss) per common share

Basic loss per share ("Basic EPS") is computed by dividing net loss by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share ("Diluted EPS") is computed by dividing the net loss by the weighted average number of common shares outstanding during the reporting period while also giving effect to all potentially dilutive common shares that were outstanding during the reporting period.

In accordance with ASC 260, entities that have issued securities other than common stock that participate in dividends with the common stock ("participating securities") are required to apply the two-class method to compute basic EPS. The two-class method is an earnings allocation method under which EPS is calculated for each class of common stock and participating security as if all such earnings had been distributed during the period. On December 22, 2008, the Company issued Convertible Preferred Stock – Series B which participates in dividends with the Company's common stock and is therefore considered to be a participating security. However, the participating convertible preferred stock is not required to absorb any net loss. Thus, the Company calculates EPS using the two-class method. The Company does not intend to pay dividends on its common or preferred stock.

The Company uses the more dilutive method of calculating the diluted earnings per share, either the two class method or "if-converted" method. Under the "if-converted" method, the convertible preferred stock is assumed to have been converted into common shares at the beginning of the period.

The following table summarizes the net income allocated to common shares and the basic and diluted shares used in the net income per share computations (in thousands, except share data):

	For the Years Ended
	2011	2010	2009

Net income (loss)	$4,966	$(1,140)	$(2,271)
Less income (loss) allocated to participating securities	1,250	—	—
Net income (loss) allocated to common shares - basic	$3,716	$(1,140)	$(2,271)
Less change in fair value of warrant liability allocated to common shares	1,907	—	—
Net income (loss) allocated to common shares - diluted	$1,809	$(1,140)	$(2,271)

Weighted average shares outstanding for basic earnings per share	22,448,138	19,239,933	16,343,650
Dilutive common share equivalents	3,126,384	—	—
Weighted average shares outstanding for diluted earnings per share	25,574,522	19,239,933	16,343,650

Potentially dilutive securities not included in weighted average share calculation
due to anti-dilutive effect	1,933,586	13,381,742	19,737,395

Comprehensive loss

Companies are required to report as comprehensive income all changes in equity during a period, except those resulting from investments by owners and distributions to owners, for the period in which they are recognized. Comprehensive income (loss) is the total of net income (loss) and other comprehensive income (loss) items, such as unrealized gains or losses on foreign currency translation adjustments. Comprehensive income (loss) must be reported on the face of the annual financial statements. The Company's operations did not give rise to any material items includable in comprehensive loss, which were not already in net loss for the years ended December 31, 2011, 2010 and 2009. Accordingly, the Company's comprehensive loss is the same as its net loss for the periods presented.

Stock-based compensation

The Company uses the fair value method of accounting for share-based compensation arrangements. The fair values of stock options are estimated at the date of grant using the Black-Scholes option valuation model. Stock-based compensation expense is reduced for estimated forfeitures and is amortized over the vesting period using the straight-line method. Compensation cost recognized for the years ended December 31, 2011, 2010, and 2009 includes a) compensation cost for all share-based compensation granted prior to, but not vested as of January 1, 2006, based on the estimated grant-date fair value estimated and b) compensation cost for all share-based compensation granted beginning January 1, 2006, based on the estimated grant-date fair value. The compensation cost was recognized using the straight-line attribution method.

Fair value of financial instruments

Authoritative accounting guidance defines fair value, establishes a framework for measuring fair value and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. The fair value of financial instruments is the amount that would be received in an asset sale or paid to transfer a liability in an orderly transaction between unaffiliated market participants. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the following three categories:

Level 1 – valued based on quoted prices at the measurement date for identical assets or liabilities trading in active markets. Level 2 – quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability. Level 3 – valuations derived from valuation techniques in which one or more significant inputs are not readily observable.

Warrant Liability

As of September 30, 2011, the Company and Stillwater Holdings LLC ("the Holder") signed an agreement to amend the warrant issued to the Holder on December 22, 2008 to purchase 1,875,467 shares of the Company's common stock. There are 1,000,000 shares remaining as the Holder exercised 875,467 shares in April 2010. The Amendment changed the expiration date from December 22, 2013 to June 22, 2014 and removed the anti-dilution feature. The warrant was reclassified from a warrant liability to equity as of September 30, 2011.

Prior to the amendment, the Company accounted for the warrant as a liability measured at fair value on a recurring basis using the Monte Carlo Simulation method. The warrant liability was categorized as a Level 3 as the fair value was determined using unobservable inputs.

The table below provides a reconciliation of the beginning and ending balances for the warrant liability measured at fair value using significant unobservable inputs (Level 3) (in thousands).

	December 31,
	2011	2010
Balance as of January 1	$12,852	$6,878
Change in fair value of warrants	(2,548)	16,345
Fair value of warrants exercised	(8,490)	(10,013)
Fair value of warrants expired	—	(358)
Fair value of warrant modified	(1,814)	—
Balance as of December 31	$—	$12,852

For the year ended December 31, 2011, the change in the fair value of the warrant liability of $2.5 million was recorded as other income in the accompanying consolidated statements of operations. For the year ended December 31, 2010, the change in the fair value of the warrant liability of $16.0 million, net of $358,000 due to the expiration of certain warrants, was recorded as other expense in the accompanying consolidated statements of operations.

The Company estimated the fair value of the warrant liability utilizing the Monte Carlo Simulation method. The following assumptions were used in the Monte Carlo Simulation model to determine the fair value of the warrant liability:

	September 30, 2011
	(at modification)	December 31, 2010
Risk-free interest rate	0.42%	0.19% - 1.02%
Expected volatility	81.0%	71.9% - 79.2%
Expected life ( in years)	2.75	0.50	– 3.0
Expected dividend yield	0%	0%

Concentration of credit risk

The majority of eMagin's products are sold throughout North America, Asia, and Europe. Sales to the Company's recurring customers are generally made on open account while sales to occasional customers are typically made on a prepaid basis. eMagin performs periodic credit evaluations on its recurring customers and generally does not require collateral. An allowance for doubtful accounts is maintained for credit losses.

Financial instruments which potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and short-term and long-term investments. The Company's cash and cash equivalents are deposited with financial institutions which, at times, may exceed federally insured limits. The Company has funds invested in a money market account which are not insured. The Company has Certificates of Deposits ("CDs"), classified as short and long-term investments, which are federally insured. To date, the Company has not experienced any loss associated with this risk.

Recently issued accounting standards

In June 2011, the Financial Accounting Standards Board ("FASB") issued an accounting standard update relating to the presentation of other comprehensive income. The accounting update eliminates the option to present components of other comprehensive income as part of the statement of stockholders' equity. Instead, companies must report comprehensive income in either a single continuous statement of comprehensive income (which would contain the current income statement presentation followed by the components of other comprehensive income and a total amount for comprehensive income), or in two separate but consecutive statements. This guidance is effective for the Company's fiscal year beginning January 1, 2012. The Company does not expect the guidance to impact its consolidated financial statements.

In May 2011, the FASB issued an accounting standard update related to fair value measurements and disclosures to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with United States GAAP and International Financial Reporting Standards. This guidance includes amendments that clarify the intent about the application of existing fair value measurement requirements, while other amendments change a principle or requirement for measuring fair value or for disclosing information about fair value measurements. Specifically, the guidance requires additional disclosures for fair value measurements that are based on significant unobservable inputs. The updated guidance is to be applied prospectively and is effective for the Company's interim and annual periods beginning January 1, 2012. The adoption of this guidance is not expected to have a material impact on the Company's consolidated financial statements.